TYPE:	13F-HR
PERIOD	06/30/2003
FILER
   CIK	1135312
   CCC	m#mvms3h
SUBMISSION - CONTACT
   NAME	C. Galusha
   PHONE 609-896-9060

Attached Documents Page (2)
	FORM 13F
	FORM 13F COVER PAGE


Check here if Amendment [ ];
This Amendment (Check only one.): [] is a restatement.
				  [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Retirement Capital Advisors
Address: 11500 Northlake Drive
	 Cincinnati, Ohio  45249

Form 13F File Number:

The insitutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Christopher M. Galusha, Esq.
Title:   Filer's Attorney
Phone:   609-896-9060


Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[] 13F NOTICE.
(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              Form 13F SUMMARY PAGE


Report Summary:
Number of Other Included Managers: NONE (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state ''NONE'' and omit the column headings and list entries.]


                                                               Form 13 F Information Table
Name of Issuer           Title  CUSIP       VALUE  Shares/ SH/ PUT/ INVESTMT OTHER    VOTING AUTHORITY
                      of Class            (X$1000) PRN AMT PRN CALL DSCRETN  MANAGERS SOLE SHARED NONE
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
American Intl Group      Com  026874107    2727     49416   SH      SOLE             49366    	   50
Bank of America		 Com  060505104    2145     27144   SH      SOLE             27091    	   53
Calpine                  Com  131347106     515     78028   SH      SOLE             78028
Cisco Systems Inc.       Com  17275R102    2952    175830   SH      SOLE            175615    	  215
Citigroup Inc            Com  172967101    3251     75947   SH      SOLE             75853	   94
EMC Corp.                Com  268648102     962     91858   SH      SOLE             91858
Exxon Mobil Corporation  Com  30231G102    1850     51519   SH      SOLE             51409	  110
General Electric         Com  369604103    4264    148678   SH      SOLE            148328        350
Home Depot               Com  437076102    2220     67023   SH      SOLE             66858	  165
Intel Corporation        Com  458140100    1174     56396   SH      SOLE             56276	  120
Johnson & Johnson        Com  478160104    2972     57491   SH      SOLE             57381	  110
Medtronic                Com  585055106    1679     35008   SH      SOLE             34968	   40
Microsoft                Com  594918104    3235    126168   SH      SOLE            125773	  395
PepsiCo, Inc.		 Com  713448108	   2200     49435   SH	    SOLE	     49334	  101
Pfizer Inc               Com  717081103    3808    111496   SH      SOLE            111286	  210
Procter & Gamble         Com  742718109    9701    108771   SH      SOLE            108201	  570
Tyco Intl Ltd            Com  902124106    1976    104113   SH      SOLE            103913	  200
Wal-Mart Stores Inc.     Com  931142103    2201     41013   SH      SOLE             40931	   82
Worldcom 	         Com  98157D106       8    211463   SH      SOLE            211463

/TEXT
/DOCUMENT
/SUBMISSION